Accounts Payable and Accrued Liabilities (Details) - USD ($)	May 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Accounts payable and accrued liabilities	$ 1,458,259	$ 1,066,409	$ 239,941
Accrued Liabilities [Member]
Vendors payable	849,419	677,999
Accounts Payable [Member]
Vendors payable	$ 597,490	379,882	225,038
Sales tax payable		$ 8,528	$ 14,903